Average Annual Total Returns - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 29, 2025
Fidelity Advisor Growth Opportunities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	30.73%
Past 5 years	17.03%
Past 10 years	17.36%
Fidelity Advisor Growth Opportunities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	30.73%
Past 5 years	16.19%
Past 10 years	15.67%
Fidelity Advisor Growth Opportunities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.19%
Past 5 years	13.64%
Past 10 years	13.95%
Fidelity Advisor Growth Opportunities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	36.68%
Past 5 years	17.54%
Past 10 years	17.35%
Fidelity Advisor Growth Opportunities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	33.53%
Past 5 years	17.30%
Past 10 years	17.36%
Fidelity Advisor Growth Opportunities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	39.06%
Past 5 years	18.72%
Past 10 years	18.37%
Fidelity Advisor Growth Opportunities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	39.23%
Past 5 years	18.87%
Past 10 years	18.52%
RS004
Average Annual Return:
Past 1 year	33.36%
Past 5 years	18.96%
Past 10 years	16.78%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%